SEGMENTED INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue Concentration	100.00%	94.00%
Minings | Segments Operating [Member]
Statement [Line Items]
Revenue Concentration	16.00%	19.00%
Closed Mines Services
Statement [Line Items]
Revenue Concentration	44.00%	57.00%
Corporate And Other Segment
Statement [Line Items]
Revenue Concentration	40.00%	18.00%